Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

In thousands	Utility	Other	Total
2017
Operating revenues	$732,942	$22,096	$755,038
Depreciation and amortization	79,734	1,319	81,053
Income from operations	132,807	12,452	145,259
Net income from continuing operations(1)	60,509	11,564	72,073
Capital expenditures	211,672	1,653	213,325
Total assets at December 31, 2017(3)	2,961,326	64,546	3,025,872
2016
Operating revenues	$650,477	$17,696	$668,173
Depreciation and amortization	76,289	1,315	77,604
Income from operations	130,570	13,539	144,109
Net income from continuing operations(2)	54,567	7,852	62,419
Capital expenditures	138,074	283	138,357
Total assets at December 31, 2016(3)	2,806,627	62,759	2,869,386
2015
Operating revenues	$702,210	$15,678	$717,888
Depreciation and amortization	74,410	1,312	75,722
Income from operations	119,215	11,822	131,037
Net income from continuing operations(2)	53,391	6,635	60,026
Capital expenditures	115,272	1,040	116,312
Total assets at December 31, 2015(3)	2,791,623	64,335	2,855,958

(1)
Includes $1.0 million of tax expense in Utility and $4.4 million of tax benefit in Other from the enactment of the TCJA. The TCJA was enacted December 22, 2017 and resulted in the federal tax rate changing from 35% to 21%.

(2)	Includes $2.0 million in 2016 and $9.1 million in 2015 of after-tax regulatory environmental disallowance charges in Utility.

(3)	Total assets exclude assets related to discontinued operations of $13.9 million, $210.4 million and $213.5 million as of December 31, 2017, 2016, and 2015, respectively.

Utility Margin [Table Text Block]

In thousands	2017	2016	2015
Utility margin calculation:
Utility operating revenues	$732,942	$650,477	$702,210
Less: Utility cost of gas	325,019	260,588	327,305
Environmental remediation expense	15,291	13,298	3,513
Utility margin	$392,632	$376,591	$371,392